Segment Information - Reportable segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net Revenues:
Net revenues	¥ 9,945,483	$ 1,422,186	¥ 9,422,229	¥ 8,812,013
Adjusted Operating Profits (Losses):
Adjusted Operating (Losses) Profits	56,555	8,087	(114,825)	(206,380)
Unallocated Expenses:
Share-based compensation expenses	(19,931)		(81,601)	(103,449)
Amortization of intangible assets resulting from business acquisition	(31,128)		(36,257)	(31,875)
Acquisition-related expenses				(12,171)
Cancellation fees of repurchased shares	(150)		(678)
Impairment of goodwill	(18,395)	(2,630)	(6,934)	(35,212)
Total other (expenses) income	(257,318)		21,838	(10,646)
Loss before income tax	(200,763)	$ (28,710)	(92,987)	(217,026)
Operating segments
Adjusted Operating Profits (Losses):
Adjusted Operating (Losses) Profits	126,159		10,645	(23,673)
Inter-segment eliminations
Net Revenues:
Net revenues	(171,164)		(122,393)	(80,128)
Adjusted Operating Profits (Losses):
Adjusted Operating (Losses) Profits	(133)		(210)
E-Commerce
Unallocated Expenses:
Impairment of goodwill	(18,395)		(6,934)	(35,212)
E-Commerce | Operating segments
Net Revenues:
Net revenues	8,271,229		8,070,271	7,621,114
Adjusted Operating Profits (Losses):
Adjusted Operating (Losses) Profits	219,320		179,622	163,990
Brand Management | Operating segments
Net Revenues:
Net revenues	1,845,418		1,474,351	1,271,027
Adjusted Operating Profits (Losses):
Adjusted Operating (Losses) Profits	¥ (93,028)		¥ (168,767)	¥ (187,663)